Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
February 28, 2026
AXM1-NPRT1-0426
1.9860272.111
Common Stocks - 98.5%
	Shares	Value ($)
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA	48,300	14,399,084
BRAZIL - 0.6%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
MercadoLibre Inc (b)	620	1,089,700
Financials - 0.1%
Banks - 0.1%
NU Holdings Ltd/Cayman Islands Class A (b)	79,300	1,187,914
Materials - 0.4%
Metals & Mining - 0.4%
Vale SA ADR	352,050	6,048,219
TOTAL BRAZIL		8,325,833
CANADA - 1.9%
Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (United States) (b)	54,500	6,579,785
Materials - 1.5%
Chemicals - 0.0%
Nutrien Ltd (United States)	3,200	240,224
Metals & Mining - 1.5%
Agnico Eagle Mines Ltd/CA (United States)	44,800	11,271,680
Franco-Nevada Corp	34,900	9,754,244
		21,025,924
TOTAL MATERIALS		21,266,148
TOTAL CANADA		27,845,933
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	10,721	616,647
Lundin Mining Corp	52,448	1,671,046

TOTAL CHILE		2,287,693
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd ADR	11,500	1,657,265
GERMANY - 0.3%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Auto1 Group SE (b)	208,100	4,229,325
ISRAEL - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Gamida Cell Ltd rights (b)(c)	266,229	2
KOREA (SOUTH) - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
SK Hynix Inc	19,110	14,079,572
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Southern Copper Corp	4,840	1,056,572
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (b)	9,700	7,439,124
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	3,100	703,731
TOTAL NETHERLANDS		8,142,855
NORWAY - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	54,300	503,818
TAIWAN - 3.7%
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 0.1%
Chroma ATE Inc	43,000	1,891,857
Semiconductors & Semiconductor Equipment - 3.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	141,096	52,851,740
TOTAL TAIWAN		54,743,597
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	1,400	763,882
UNITED KINGDOM - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(c)(d)	700	982,156
UNITED STATES - 89.1%
Communication Services - 12.7%
Entertainment - 1.6%
Live Nation Entertainment Inc (b)	19,131	3,101,900
Netflix Inc (b)	219,160	21,091,959
		24,193,859
Interactive Media & Services - 11.1%
Alphabet Inc Class A	312,957	97,567,474
Epic Games Inc (b)(c)(d)	805	410,880
Meta Platforms Inc Class A	103,300	66,956,994
		164,935,348
TOTAL COMMUNICATION SERVICES		189,129,207
Consumer Discretionary - 9.8%
Automobiles - 2.3%
Tesla Inc (b)	84,303	33,932,801
Broadline Retail - 4.5%
Amazon.com Inc (b)	315,246	66,201,660
Hotels, Restaurants & Leisure - 1.4%
Airbnb Inc Class A (b)	8,869	1,198,291
Hilton Worldwide Holdings Inc	29,208	9,106,470
Viking Holdings Ltd (b)	133,217	10,393,590
		20,698,351
Household Durables - 0.9%
DR Horton Inc	44,586	7,151,149
Lennar Corp Class A	5,500	628,979
SharkNinja Inc (b)	49,887	6,129,616
		13,909,744
Specialty Retail - 0.7%
Lowe's Cos Inc	4,500	1,190,565
Ross Stores Inc	11,000	2,262,040
Williams-Sonoma Inc	37,705	7,754,033
		11,206,638
TOTAL CONSUMER DISCRETIONARY		145,949,194
Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	12,400	12,533,796
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	52,600	5,758,122
Tobacco - 0.5%
Philip Morris International Inc	37,600	7,024,808
TOTAL CONSUMER STAPLES		25,316,726
Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
APA Corp	249,335	7,572,304
Chevron Corp	21,200	3,959,312
ConocoPhillips	4,300	487,877
Exxon Mobil Corp	94,699	14,441,598
Ovintiv Inc	12,300	622,257
TOTAL ENERGY		27,083,348
Financials - 6.3%
Banks - 0.8%
Bank of America Corp	200,289	9,980,401
US Bancorp	36,103	1,973,390
		11,953,791
Capital Markets - 2.1%
Cboe Global Markets Inc	28,300	8,482,076
Charles Schwab Corp/The	79,400	7,558,880
Morgan Stanley	90,903	15,136,259
		31,177,215
Consumer Finance - 0.2%
Capital One Financial Corp	18,728	3,663,946
Financial Services - 3.2%
Mastercard Inc Class A	89,849	46,470,801
TOTAL FINANCIALS		93,265,753
Health Care - 6.2%
Biotechnology - 2.2%
Adamas Pharmaceuticals Inc rights (b)(c)	220,830	2,209
Adamas Pharmaceuticals Inc rights (b)(c)	220,830	2
Alnylam Pharmaceuticals Inc (b)	23,077	7,682,795
Blueprint Medicines Corp rights (b)(c)	4,400	0
Cogent Biosciences Inc (b)	61,800	2,400,930
Cytokinetics Inc (b)	35,800	2,227,476
Gilead Sciences Inc	21,900	3,262,005
Insmed Inc (b)	56,058	8,371,141
Legend Biotech Corp ADR (b)	61,700	1,172,300
Moderna Inc (b)(e)	150,267	8,049,803
		33,168,661
Health Care Equipment & Supplies - 1.3%
Edwards Lifesciences Corp (b)	107,600	9,304,172
Insulet Corp (b)	22,900	5,647,369
Medline Inc Class A	94,508	4,490,075
		19,441,616
Health Care Technology - 0.1%
Veeva Systems Inc Class A (b)	7,700	1,401,477
Pharmaceuticals - 2.6%
Crinetics Pharmaceuticals Inc (b)	15,000	616,500
Eli Lilly & Co	35,898	37,764,337
		38,380,837
TOTAL HEALTH CARE		92,392,591
Industrials - 10.4%
Aerospace & Defense - 1.6%
Anduril Industries Inc Class B (c)(d)	200	12,708
Beta Technologies Inc Class A (b)	7,400	139,120
Boeing Co (b)	54,236	12,340,317
GE Aerospace	15,652	5,357,054
Space Exploration Technologies Corp (b)(c)(d)	7,733	4,072,120
Space Exploration Technologies Corp Class C (b)(c)(d)	2,725	1,434,958
		23,356,277
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	6,600	1,222,650
Building Products - 0.9%
Trane Technologies PLC	28,800	13,314,816
Construction & Engineering - 0.7%
Dycom Industries Inc (b)	14,900	6,258,298
EMCOR Group Inc	5,000	3,623,100
		9,881,398
Electrical Equipment - 1.9%
GE Vernova Inc	18,788	16,413,197
Nextpower Inc Class A (b)	109,200	11,476,920
		27,890,117
Ground Transportation - 0.3%
Old Dominion Freight Line Inc	26,000	5,279,300
Machinery - 3.5%
Cummins Inc	19,500	11,385,465
Deere & Co	19,300	12,153,403
Dover Corp	16,300	3,675,650
Ingersoll Rand Inc	4,300	404,802
PACCAR Inc	37,602	4,741,236
Parker-Hannifin Corp	8,602	8,680,966
Westinghouse Air Brake Technologies Corp	43,941	11,598,227
		52,639,749
Passenger Airlines - 0.4%
Delta Air Lines Inc	58,900	3,869,730
Southwest Airlines Co	38,800	1,911,288
		5,781,018
Trading Companies & Distributors - 1.1%
Ferguson Enterprises Inc (United Kingdom)	42,728	11,136,434
United Rentals Inc	5,419	4,551,960
		15,688,394
TOTAL INDUSTRIALS		155,053,719
Information Technology - 37.5%
Communications Equipment - 1.0%
Arista Networks Inc (b)	41,700	5,566,949
Lumentum Holdings Inc (b)	12,600	8,831,466
		14,398,415
Electronic Equipment, Instruments & Components - 2.7%
Amphenol Corp Class A	115,400	16,855,324
Coherent Corp (b)	56,200	14,551,866
Corning Inc	55,400	8,331,052
		39,738,242
Semiconductors & Semiconductor Equipment - 19.4%
Advanced Micro Devices Inc (b)	15,300	3,063,213
Analog Devices Inc	14,309	5,090,999
Broadcom Inc	160,001	51,128,320
First Solar Inc (b)	8,900	1,755,080
KLA Corp	4,244	6,470,190
Lam Research Corp	40,400	9,449,156
MACOM Technology Solutions Holdings Inc (b)	16,800	4,168,416
Marvell Technology Inc	92,300	7,539,987
Micron Technology Inc	8,900	3,670,093
NVIDIA Corp	1,079,816	191,332,597
SiTime Corp (b)	7,000	2,785,160
		286,453,211
Software - 8.7%
Asapp Inc warrants 8/28/2028 (b)(c)(d)	294,232	147,116
Cadence Design Systems Inc (b)	17,900	5,395,060
Canva Inc Class A (b)(c)(d)	600	808,074
Microsoft Corp	279,794	109,886,296
Oracle Corp	3,730	542,342
Palantir Technologies Inc Class A (b)	39,000	5,350,410
Synopsys Inc (b)	17,800	7,369,200
		129,498,498
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc	306,804	81,051,481
Seagate Technology Holdings PLC	8,300	3,385,072
		84,436,553
TOTAL INFORMATION TECHNOLOGY		554,524,919
Materials - 1.7%
Chemicals - 1.0%
Corteva Inc	133,709	10,712,765
Sherwin-Williams Co/The	8,000	2,900,720
		13,613,485
Construction Materials - 0.1%
Vulcan Materials Co	5,700	1,767,000
Metals & Mining - 0.6%
Alcoa Corp	155,157	9,632,147
TOTAL MATERIALS		25,012,632
Real Estate - 0.3%
Health Care REITs - 0.3%
Ventas Inc	52,700	4,540,632
Utilities - 0.7%
Electric Utilities - 0.5%
NRG Energy Inc	37,968	6,794,753
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	20,100	3,495,189
TOTAL UTILITIES		10,289,942
TOTAL UNITED STATES		1,322,558,663
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	38,500	1,152,700
TOTAL COMMON STOCKS (Cost $958,630,456)		1,462,728,950

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $248,100)	248,100	201,581

Convertible Preferred Stocks - 0.9%
	Shares	Value ($)
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (c)(d)	2,400	394,358
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(c)(d)	8,000	99,040
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	26,300	53,389
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (b)(c)(d)	24,819	1,576,999
Anduril Industries Inc Series G (c)(d)	1,500	95,310
		1,672,309
Air Freight & Logistics - 0.0%
Zipline International Inc Series H (c)(d)	12,500	703,250
TOTAL INDUSTRIALS		2,375,559
Information Technology - 0.6%
Software - 0.6%
Anthropic PBC Series F (c)(d)	5,400	1,399,356
Anthropic PBC Series G (c)(d)	9,700	2,513,659
Asapp Inc Series C (b)(c)(d)	90,925	85,469
Asapp Inc Series D (b)(c)(d)	512,827	379,492
Canva Inc Series A2 (b)(c)(d)	19	25,589
Canvas Inc Series A (b)(c)(d)	106	142,760
Databricks Inc Series K (c)(d)	5,033	904,430
OpenAI Group Pbc Series A-2 (c)(d)	4,000	2,775,600
World Labs Technologies Inc Series C (c)(d)	1,400	440,664
World Labs Technologies Inc Series C PRIME (c)(d)	1,070	361,906
TOTAL INFORMATION TECHNOLOGY		9,028,925
Materials - 0.1%
Metals & Mining - 0.1%
Illuminated Holdings Inc Series C2 (b)(c)(d)	21,131	329,644
Illuminated Holdings Inc Series C3 (b)(c)(d)	26,414	412,058
Illuminated Holdings Inc Series C4 (b)(c)(d)	6,345	98,982
Illuminated Holdings Inc Series C5 (b)(c)(d)	13,150	205,140
TOTAL MATERIALS		1,045,824
TOTAL UNITED STATES		12,997,095
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,249,255)		12,997,095

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc 15% (c)(d)(f) (Cost $308,400)	308,400	347,999

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	8,294,762	8,296,421
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	5,996,479	5,997,078
TOTAL MONEY MARKET FUNDS (Cost $14,293,499)			14,293,499

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $985,729,710)	1,490,569,124
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(5,992,935)
NET ASSETS - 100.0%	1,484,576,189

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,414,687 or 1.4% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/2024	102,086

Anduril Industries Inc Class B	6/16/2025	8,176

Anduril Industries Inc Series F	8/7/2024	539,481

Anduril Industries Inc Series G	4/17/2025	61,324

Anthropic PBC Series F	8/18/2025	761,225

Anthropic PBC Series G	1/27/2026	2,513,623

Asapp Inc Series C	4/30/2021	599,841

Asapp Inc Series D	8/29/2023	1,980,282

Asapp Inc warrants 8/28/2028	8/29/2023	0

Canva Inc Class A	8/19/2025 - 11/12/2025	987,684

Canva Inc Series A2	9/22/2023	20,266

Canvas Inc Series A	9/22/2023	113,066

Databricks Inc Series K	9/8/2025	754,950

ElevateBio LLC Series C	3/9/2021	110,329

Epic Games Inc	3/29/2021	712,425

Illuminated Holdings Inc 15%	6/14/2023	248,100

Illuminated Holdings Inc 15%	9/27/2023	308,400

Illuminated Holdings Inc Series C2	7/7/2020	528,275

Illuminated Holdings Inc Series C3	7/7/2020	792,420

Illuminated Holdings Inc Series C4	1/8/2021	228,420

Illuminated Holdings Inc Series C5	6/16/2021	568,080

OpenAI Group Pbc Series A-2	9/30/2024	751,600

Revolut Group Holdings Ltd	1/28/2026	987,067

Space Exploration Technologies Corp	11/22/2024 - 12/12/2025	1,593,484

Space Exploration Technologies Corp Class C	12/12/2025	1,147,225

Waymo LLC Series D-2	2/2/2026	394,358

World Labs Technologies Inc Series C	2/17/2026	364,334

World Labs Technologies Inc Series C PRIME	2/17/2026	361,992

Zipline International Inc Series H	12/3/2025	703,303

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	9,934,289	72,699,288	74,335,899	64,639	(1,257)	-	8,296,421	8,294,762	0.0%
Fidelity Securities Lending Cash Central Fund	11,779	7,514,068	1,528,769	330	-	-	5,997,078	5,996,479	0.0%
Total	9,946,068	80,213,356	75,864,668	64,969	(1,257)	-	14,293,499

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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